Document and Entity Information	15 Months Ended
Oct. 31, 2016
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2016
Trading Symbol	goas
Entity Registrant Name	XIANGTIAN (USA) AIR POWER CO., LTD.
Entity Central Index Key	0001472468
Current Fiscal Year End Date	--07-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY